NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2016
Notes Payable Tables
Schedule of Unamortized Debt Discount
March 31, 2016
Note payable	$32,818
Less unamortized debt discount	(8,821)
Note payable, net	$23,997

March 31, 2016
Note payable	$83,636
Less unamortized debt discount	(13,651)
Note payable, net	$69,985

March 31, 2016
Note payable	$231,619
Less unamortized debt discount	(48,851)
Note payable, net	$182,768